Distribution Date:	06/17/26	BANK5 2023-5YR4
Determination Date:	06/11/26
Next Distribution Date:	07/17/26
Record Date:	05/29/26	Commercial Mortgage Pass-Through Certificates
Series 2023-5YR4

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Attention: A.J. Sfarra	cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	6			trustadministrationgroup@computershare.com
Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Trimont LLC

Bond / Collateral Reconciliation - Balances	9		Attention: CMBS Servicing	commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	10-14
		Special Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	15-16
			www.key.com/key2cre	Surveillance_Inquiries@KeyBank.com
Mortgage Loan Detail (Part 2)	17-18		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
Historical Detail	20	Representations Reviewer
			CMBS Notices	cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	21
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22
		Trustee	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25

Historical Liquidated Loan Detail	26

Historical Bond / Collateral Loss Reconciliation Detail	27

Interest Shortfall Detail - Collateral Level	28

Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-3	06211FAV0	6.500000%	520,886,000.00	450,886,000.00	0.00	2,442,299.17	0.00	0.00	2,442,299.17	450,886,000.00	33.12%	30.00%
A-S	06211FBA5	7.274000%	66,971,000.00	66,971,000.00	0.00	405,955.88	0.00	0.00	405,955.88	66,971,000.00	23.18%	21.00%
B	06211FBF4	7.858148%	38,136,000.00	38,136,000.00	0.00	249,731.95	0.00	0.00	249,731.95	38,136,000.00	17.52%	15.88%
C	06211FBL1	7.858148%	32,556,000.00	32,556,000.00	0.00	213,191.56	0.00	0.00	213,191.56	32,556,000.00	12.69%	11.50%
D	06211FAE8	4.000000%	15,849,000.00	15,849,000.00	0.00	52,830.00	0.00	0.00	52,830.00	15,849,000.00	10.34%	9.37%
E-RR	06211FAH1	7.858148%	10,195,000.00	10,195,000.00	0.00	66,761.52	0.00	0.00	66,761.52	10,195,000.00	8.83%	8.00%
F-RR	06211FAK4	7.858148%	7,441,000.00	7,441,000.00	0.00	48,727.07	0.00	0.00	48,727.07	7,441,000.00	7.73%	7.00%
G-RR	06211FAM0	7.858148%	11,162,000.00	11,162,000.00	0.00	73,093.88	0.00	0.00	73,093.88	11,162,000.00	6.07%	5.50%
J-RR	06211FAP3	7.858148%	11,162,000.00	11,162,000.00	0.00	73,093.88	0.00	0.00	73,093.88	11,162,000.00	4.42%	4.00%
K-RR*	06211FAR9	7.858148%	29,765,334.00	29,765,334.00	0.00	194,917.01	0.00	0.00	194,917.01	29,765,334.00	0.00%	0.00%
R	06211FAS7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			744,123,334.00	674,123,334.00	0.00	3,820,601.92	0.00	0.00	3,820,601.92	674,123,334.00

X-A	06211FBR8	1.258052%	587,857,000.00	517,857,000.00	0.00	542,909.21	0.00	0.00	542,909.21	517,857,000.00
X-D	06211FAC2	3.858148%	15,849,000.00	15,849,000.00	0.00	50,956.49	0.00	0.00	50,956.49	15,849,000.00
Notional SubTotal			603,706,000.00	533,706,000.00	0.00	593,865.70	0.00	0.00	593,865.70	533,706,000.00

Deal Distribution Total					0.00	4,414,467.62	0.00	0.00	4,414,467.62

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3	06211FAV0	865.61358915	0.00000000	4.68874028	0.00000000	0.00000000	0.00000000	0.00000000	4.68874028	865.61358915
A-S	06211FBA5	1,000.00000000	0.00000000	6.06166669	0.00000000	0.00000000	0.00000000	0.00000000	6.06166669	1,000.00000000
B	06211FBF4	1,000.00000000	0.00000000	6.54845684	0.00000000	0.00000000	0.00000000	0.00000000	6.54845684	1,000.00000000
C	06211FBL1	1,000.00000000	0.00000000	6.54845681	0.00000000	0.00000000	0.00000000	0.00000000	6.54845681	1,000.00000000
D	06211FAE8	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
E-RR	06211FAH1	1,000.00000000	0.00000000	6.54845709	0.00000000	0.00000000	0.00000000	0.00000000	6.54845709	1,000.00000000
F-RR	06211FAK4	1,000.00000000	0.00000000	6.54845720	0.00000000	0.00000000	0.00000000	0.00000000	6.54845720	1,000.00000000
G-RR	06211FAM0	1,000.00000000	0.00000000	6.54845727	0.00000000	0.00000000	0.00000000	0.00000000	6.54845727	1,000.00000000
J-RR	06211FAP3	1,000.00000000	0.00000000	6.54845727	0.00000000	0.00000000	0.00000000	0.00000000	6.54845727	1,000.00000000
K-RR	06211FAR9	1,000.00000000	0.00000000	6.54845701	0.00000000	0.00000000	0.00000000	0.00000000	6.54845701	1,000.00000000
R	06211FAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06211FBR8	880.92342185	0.00000000	0.92353959	0.00000000	0.00000000	0.00000000	0.00000000	0.92353959	880.92342185
X-D	06211FAC2	1,000.00000000	0.00000000	3.21512335	0.00000000	0.00000000	0.00000000	0.00000000	3.21512335	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-3	05/01/26 - 05/30/26	30	0.00	2,442,299.17	0.00	2,442,299.17	0.00	0.00	0.00	2,442,299.17	0.00
A-S	05/01/26 - 05/30/26	30	0.00	405,955.88	0.00	405,955.88	0.00	0.00	0.00	405,955.88	0.00
X-A	05/01/26 - 05/30/26	30	0.00	542,909.21	0.00	542,909.21	0.00	0.00	0.00	542,909.21	0.00
X-D	05/01/26 - 05/30/26	30	0.00	50,956.49	0.00	50,956.49	0.00	0.00	0.00	50,956.49	0.00
B	05/01/26 - 05/30/26	30	0.00	249,731.95	0.00	249,731.95	0.00	0.00	0.00	249,731.95	0.00
C	05/01/26 - 05/30/26	30	0.00	213,191.56	0.00	213,191.56	0.00	0.00	0.00	213,191.56	0.00
D	05/01/26 - 05/30/26	30	0.00	52,830.00	0.00	52,830.00	0.00	0.00	0.00	52,830.00	0.00
E-RR	05/01/26 - 05/30/26	30	0.00	66,761.52	0.00	66,761.52	0.00	0.00	0.00	66,761.52	0.00
F-RR	05/01/26 - 05/30/26	30	0.00	48,727.07	0.00	48,727.07	0.00	0.00	0.00	48,727.07	0.00
G-RR	05/01/26 - 05/30/26	30	0.00	73,093.88	0.00	73,093.88	0.00	0.00	0.00	73,093.88	0.00
J-RR	05/01/26 - 05/30/26	30	0.00	73,093.88	0.00	73,093.88	0.00	0.00	0.00	73,093.88	0.00
K-RR	05/01/26 - 05/30/26	30	0.00	194,917.01	0.00	194,917.01	0.00	0.00	0.00	194,917.01	0.00
Totals			0.00	4,414,467.62	0.00	4,414,467.62	0.00	0.00	0.00	4,414,467.62	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3-1	06211FAW8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06211FAX6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06211FAY4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06211FAZ1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	06211FBB3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06211FBC1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06211FBD9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06211FBE7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-1	06211FBG2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06211FBH0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06211FBJ6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06211FBK3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-1	06211FBM9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06211FBN7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06211FBP2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06211FBQ0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (EC)	N/A	6.500000%	520,886,000.00	450,886,000.00	0.00	2,442,299.17	0.00	0.00	2,442,299.17	450,886,000.00
A-S (EC)	N/A	7.274000%	66,971,000.00	66,971,000.00	0.00	405,955.88	0.00	0.00	405,955.88	66,971,000.00
B (EC)	N/A	7.858148%	38,136,000.00	38,136,000.00	0.00	249,731.95	0.00	0.00	249,731.95	38,136,000.00
C (EC)	N/A	7.858148%	32,556,000.00	32,556,000.00	0.00	213,191.56	0.00	0.00	213,191.56	32,556,000.00
Exchangeable Certificates Total			658,549,000.00	588,549,000.00	0.00	3,311,178.56	0.00	0.00	3,311,178.56	588,549,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3-1	06211FAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	06211FAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06211FBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06211FBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06211FBG2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06211FBH0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06211FBM9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06211FBN7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	06211FAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	06211FAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06211FBD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06211FBE7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06211FBJ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06211FBK3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06211FBP2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06211FBQ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	4,414,467.62
Gain-on-Sale Reserve Account Summary
Beginning Balance	12,845.27
Deposit Amount	0.00
Withdrawal Amount	84.20
Ending Balance	12,761.07
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,426,016.50	Master Servicing Fee	2,980.78
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,140.09
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	290.25
ARD Interest	0.00	Operating Advisor Fee	940.40
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	197.37
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,426,016.50	Total Fees	11,548.89

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	84.20
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	0.00	Total Expenses/Reimbursements	84.20

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,414,467.62
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Gain on Sale Reserve Account Withdrawal	84.20	Prepayment Penalties / Yield Maintenance	0.00
		Gain on Sale Reserve Account Deposit	0.00
Total Other Collected	84.20	Total Payments to Certificateholders and Others	4,414,467.62
Total Funds Collected	4,426,100.70	Total Funds Distributed	4,426,100.71

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	674,123,334.00	674,123,334.00	Beginning Certificate Balance	674,123,334.00
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	674,123,334.00	674,123,334.00	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	674,123,334.00	674,123,334.00	Ending Certificate Balance	674,123,334.00
Ending Actual Collateral Balance	674,123,334.00	674,123,334.00

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.86%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$5,000,000 or less	4	15,650,000.00	2.32%	26	7.7021	1.200283	1.50 or less	15	327,033,334.00	48.51%	28	7.7112	1.191566
$5,000,001 to $15,000,000	14	136,423,334.00	20.24%	28	7.8546	1.656740	1.51 to 2.00	12	201,250,000.00	29.85%	29	8.1045	1.632576
$15,000,001 to $20,000,000	1	20,000,000.00	2.97%	21	5.5850	0.908600	2.01 or greater	5	145,840,000.00	21.63%	26	6.7680	2.282322
$20,000,001 to $30,000,000	5	132,750,000.00	19.69%	26	7.1896	1.657204	Totals	32	674,123,334.00	100.00%	28	7.6246	1.559198
$30,000,001 to $50,000,000	6	242,300,000.00	35.94%	29	7.7610	1.285809
$50,000,001 to $70,000,000	1	55,000,000.00	8.16%	29	7.9600	1.502700
$70,000,001 or greater	1	72,000,000.00	10.68%	28	7.8250	2.415600
Totals	32	674,123,334.00	100.00%	28	7.6246	1.559198
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arkansas	2	4,864,666.00	0.72%	29	5.8200	2.082400
							Industrial	1	17,724,502.00	2.63%	29	5.8200	2.082400
California	2	54,525,000.00	8.09%	29	8.1304	0.631366
							Lodging	9	186,400,000.00	27.65%	29	8.1532	1.649897
Colorado	2	4,029,000.00	0.60%	28	7.0300	1.211100
							Mobile Home Park	10	13,000,000.00	1.93%	30	7.6690	1.557200
Connecticut	3	81,700,000.00	12.12%	27	7.8620	1.545070
							Multi-Family	1	3,100,000.00	0.46%	28	8.2440	0.597000
Florida	2	36,000,000.00	5.34%	29	8.5402	1.626122
							Office	7	91,333,334.00	13.55%	21	6.2900	1.500481
Georgia	6	63,564,809.00	9.43%	30	8.5631	1.513269
							Other	1	28,000,000.00	4.15%	29	8.5500	1.651500
Illinois	2	7,713,411.00	1.14%	30	6.4368	1.471552
							Retail	25	310,765,498.00	46.10%	28	7.7481	1.520411
Indiana	1	653,126.00	0.10%	29	5.8200	2.082400
							Self Storage	14	23,800,000.00	3.53%	28	7.1415	1.208807
Louisiana	2	10,365,734.00	1.54%	29	7.9254	1.416699
							Totals	68	674,123,334.00	100.00%	28	7.6246	1.559198
Maryland	3	2,150,474.00	0.32%	28	6.6055	1.516788

Massachusetts	1	2,164,250.00	0.32%	28	7.0300	1.211100

Michigan	8	8,655,517.00	1.28%	30	7.6690	1.557200

New York	6	38,923,334.00	5.77%	26	7.3752	1.440450

North Carolina	2	18,287,542.00	2.71%	29	5.8200	2.082400

North Dakota	1	12,350,000.00	1.83%	27	7.6200	1.652700

Ohio	2	31,190,483.00	4.63%	17	5.2365	2.013012

Oklahoma	1	855,821.00	0.13%	29	5.8200	2.082400

Pennsylvania	2	20,000,000.00	2.97%	29	8.7050	1.565650

Tennessee	3	20,454,000.00	3.03%	29	7.9998	1.647367

Texas	12	203,378,963.00	30.17%	29	7.6419	1.755045

Virginia	3	22,297,204.00	3.31%	26	8.0472	1.775321

Washington	1	20,000,000.00	2.97%	21	5.5850	0.908600

Washington, DC	1	10,000,000.00	1.48%	25	7.5470	1.510300

Totals	68	674,123,334.00	100.00%	28	7.6246	1.559198

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.5000% or less	1	30,000,000.00	4.45%	17	5.1400	2.031100	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% to 6.0000%	2	53,100,000.00	7.88%	26	5.7315	1.640291	13 months or greater	32	674,123,334.00	100.00%	28	7.6246	1.559198
	6.0001% to 7.0000%	2	10,240,000.00	1.52%	30	6.6784	1.593183	Totals	32	674,123,334.00	100.00%	28	7.6246	1.559198
	7.0001% to 7.5000%	6	89,583,334.00	13.29%	27	7.1734	1.244477
	7.5001% to 8.0000%	9	271,550,000.00	40.28%	28	7.7889	1.806075
	8.0001% to 8.2500%	5	79,450,000.00	11.79%	29	8.1714	0.929555
	8.2501% or greater	7	140,200,000.00	20.80%	29	8.6023	1.504761
	Totals	32	674,123,334.00	100.00%	28	7.6246	1.559198
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	32	674,123,334.00	100.00%	28	7.6246	1.559198	Interest Only	32	674,123,334.00	100.00%	28	7.6246	1.559198
	Totals	32	674,123,334.00	100.00%	28	7.6246	1.559198	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
								61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	32	674,123,334.00	100.00%	28	7.6246	1.559198
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		6	64,000,000.00	9.49%	27	7.9056	1.585000			No outstanding loans in this group
	Totals	32	674,123,334.00	100.00%	28	7.6246	1.559198

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310965636	RT	West Hartford	CT	Actual/360	7.795%	335,618.06	0.00	0.00	N/A	09/06/28	--	50,000,000.00	50,000,000.00	06/06/26
1A	310965662	RT	West Hartford	CT	Actual/360	7.795%	161,096.67	0.00	0.00	N/A	09/06/28	--	24,000,000.00	24,000,000.00	06/06/26
2	231009368	LO	Addison	TX	Actual/360	7.825%	485,150.00	0.00	0.00	N/A	10/01/28	--	72,000,000.00	72,000,000.00	06/01/26
4	231008610	RT	Harker Heights	TX	Actual/360	7.960%	376,994.44	0.00	0.00	N/A	11/01/28	--	55,000,000.00	55,000,000.00	06/01/26
5	310965244	LO	Rancho Mirage	CA	Actual/360	8.230%	354,347.22	0.00	0.00	N/A	11/11/28	--	50,000,000.00	50,000,000.00	06/11/26
6	327630006	RT	Sandy Springs	GA	Actual/360	8.800%	318,266.67	0.00	0.00	N/A	12/05/28	--	42,000,000.00	42,000,000.00	06/05/26
7	231009036	RT	Richmond	TX	Actual/360	7.030%	223,983.61	0.00	0.00	N/A	10/01/28	--	37,000,000.00	37,000,000.00	06/01/26
8	300802412	Various Various		Various	Actual/360	5.820%	165,886.17	0.00	0.00	N/A	11/01/28	--	33,100,000.00	33,100,000.00	06/01/26
9	300802382	OF	New York	NY	Actual/360	7.440%	72,608.89	0.00	0.00	N/A	07/06/28	--	11,333,334.00	11,333,334.00	06/06/26
9A	300802383	OF	New York	NY	Actual/360	7.440%	32,033.33	0.00	0.00	N/A	07/06/28	--	5,000,000.00	5,000,000.00	06/06/26
9B	300802391	OF	New York	NY	Actual/360	7.440%	64,066.67	0.00	0.00	N/A	07/06/28	--	10,000,000.00	10,000,000.00	06/06/26
9C	300802396	OF	New York	NY	Actual/360	7.440%	32,033.33	0.00	0.00	N/A	07/06/28	--	5,000,000.00	5,000,000.00	06/06/26
10	300802415	LO	Various	Various	Actual/360	8.506%	221,203.26	0.00	0.00	N/A	12/01/28	--	30,200,000.00	30,200,000.00	06/01/26
11	453121113	OF	Columbus	OH	Actual/360	5.140%	132,783.33	0.00	0.00	N/A	11/05/27	--	30,000,000.00	30,000,000.00	06/05/26
12	231009531	RT	Corpus Christi	TX	Actual/360	7.605%	193,188.12	0.00	0.00	N/A	12/01/28	--	29,500,000.00	29,500,000.00	06/01/26
13	231009582	98	Altamonte Springs	FL	Actual/360	8.550%	206,150.00	0.00	0.00	N/A	11/01/28	--	28,000,000.00	28,000,000.00	06/01/26
14	310964698	SS	Various	Various	Actual/360	7.030%	128,639.24	0.00	0.00	N/A	10/06/28	--	21,250,000.00	21,250,000.00	06/06/26
15	300802401	RT	Richmond	VA	Actual/360	8.303%	71,498.06	0.00	0.00	N/A	08/01/28	--	10,000,000.00	10,000,000.00	06/01/26
15A	300802402	RT	Richmond	VA	Actual/360	8.303%	71,498.06	0.00	0.00	N/A	08/01/28	--	10,000,000.00	10,000,000.00	06/01/26
16	453121111	OF	Seattle	WA	Actual/360	5.585%	96,186.11	0.00	0.00	N/A	03/09/28	--	20,000,000.00	20,000,000.00	06/09/26
17	310966003	LO	Philadelphia	PA	Actual/360	8.705%	74,959.72	0.00	0.00	N/A	11/06/28	--	10,000,000.00	10,000,000.00	06/06/26
17A	327630017	LO	Philadelphia	PA	Actual/360	8.705%	74,959.72	0.00	0.00	N/A	11/06/28	--	10,000,000.00	10,000,000.00	06/06/26
18	231008939	LO	Chattanooga	TN	Actual/360	8.020%	98,066.78	0.00	0.00	N/A	11/01/28	--	14,200,000.00	14,200,000.00	06/01/26
19	300802414	MH	Various	Various	Actual/360	7.669%	85,850.19	0.00	0.00	N/A	12/01/28	--	13,000,000.00	13,000,000.00	06/01/26
20	231008661	RT	Fargo	ND	Actual/360	7.620%	81,036.58	0.00	0.00	N/A	09/01/28	--	12,350,000.00	12,350,000.00	06/01/26
21	327630021	OF	Washington	DC	Actual/360	7.547%	64,988.06	0.00	0.00	N/A	07/05/28	--	10,000,000.00	10,000,000.00	06/05/26
22	300802411	RT	Denham Springs	LA	Actual/360	8.093%	66,904.61	0.00	0.00	N/A	11/01/28	--	9,600,000.00	9,600,000.00	06/01/26
23	231008225	RT	Locust Grove	GA	Actual/360	7.620%	37,401.50	0.00	0.00	N/A	10/01/28	--	5,700,000.00	5,700,000.00	06/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
24	231009645	RT	Bolingbrook	IL	Actual/360	6.735%	30,157.83	0.00	0.00	N/A	12/01/28	--	5,200,000.00	5,200,000.00	06/01/26
25	410965495	RT	New York	NY	Actual/360	6.620%	28,730.80	0.00	0.00	N/A	11/11/28	--	5,040,000.00	5,040,000.00	06/11/26
26	410964998	MF	Memphis	TN	Actual/360	8.244%	22,006.90	0.00	0.00	N/A	10/11/28	--	3,100,000.00	3,100,000.00	05/11/26
27	300802410	SS	Walden	NY	Actual/360	8.071%	17,722.57	0.00	0.00	N/A	11/01/28	--	2,550,000.00	2,550,000.00	06/01/26
Totals							4,426,016.50	0.00	0.00				674,123,334.00	674,123,334.00
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	28,875,365.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	15,407,782.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,993,698.29	1,766,461.07	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,837,437.56	4,532,227.97	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,064,636.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,299,812.72	1,663,280.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,286,659.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	30,496,753.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,095,813.62	4,752,563.30	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,905,751.00	2,009,268.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,175,588.60	921,578.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,063,875.10	1,007,084.34	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	7,420,787.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	26,858,313.54	7,336,895.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	19,919,184.63	3,034,018.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	36,439,855.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,436,813.74	2,442,947.77	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,592,741.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,731,464.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,681,975.00	2,465,959.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,438,344.86	312,871.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	878,711.62	384,376.92	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	727,877.00	115,555.72	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	675,384.92	168,846.23	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	163,051.73	0.00	--	--	--	0.00	0.00	21,993.55	21,993.55	0.00	0.00
27	254,443.69	61,806.68	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	223,722,123.82	32,975,741.86				0.00	0.00	21,993.55	21,993.55	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.624555%	7.604660%	28
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.624555%	7.604660%	29
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.624555%	7.604660%	30
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.624555%	7.604660%	31
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.624555%	7.604660%	32
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.624555%	7.604660%	33
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.624555%	7.604660%	34
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.624555%	7.604660%	35
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.624555%	7.604660%	36
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.624555%	7.604660%	37
08/15/25	1	3,100,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.624555%	7.604660%	38
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.624555%	7.604660%	39
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
26	410964998	05/11/26	0	B	21,993.55	21,993.55	0.00	3,100,000.00
Totals					21,993.55	21,993.55	0.00	3,100,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		50,000,000	50,000,000		0	0
25 - 36 Months		624,123,334	624,123,334		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-26	674,123,334	674,123,334	0	0	0	0
May-26	674,123,334	674,123,334	0	0	0	0
Apr-26	674,123,334	674,123,334	0	0	0	0
Mar-26	674,123,334	674,123,334	0	0	0	0
Feb-26	674,123,334	674,123,334	0	0	0	0
Jan-26	674,123,334	674,123,334	0	0	0	0
Dec-25	674,123,334	674,123,334	0	0	0	0
Nov-25	674,123,334	674,123,334	0	0	0	0
Oct-25	674,123,334	674,123,334	0	0	0	0
Sep-25	674,123,334	674,123,334	0	0	0	0
Aug-25	674,123,334	671,023,334	3,100,000	0	0	0
Jul-25	674,123,334	674,123,334	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	84.20	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	84.20	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			84.20

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29